RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 22- RELATED PARTY TRANSACTIONS

Our transactions with related parties involve compensation arrangements for our officers and directors, including current compensation, share-based compensation, and compensation under optionsWe also paid service fees to two corporations controlled by two of our officers

1.	Shares sold to Related Parties (See Notes 9 and 12 above)	$1,000,000
2.	Notes payable to related party converted to shares (See Notes 9 and 12 above)	1,000,000
3.	Compensation to officers (Value of 3 million shares owed to Paul Averback in 2023 was $1,754,513, and the value of 1.5 million shares owed to Paul Averback for back pay was $1,455,000, in which $2,053,869 was attributable to G&A, and $1,155,644 was attributable to R&D. The value of 100,000 shares to a former executive was $72,096, attributable to G&A, totalling $3,282,409)	3,282,409
	Total Transactions for year	$5,282,409

Executive officers and directors participate in the Corporation’s stock option plan. Executive officers are covered under the Corporation’s health plan.

 Key management personnel compensation is comprised of:

In Thousands of US Dollars
Description	2023	2022	2021
Salary and Compensation	$157	$660	$750
Short-term employee benefits	2	14	14
Stock-based compensation	3,357	412	2,227
Total	$3,516	$1,086	$2,991

Total honorariums earned by the independent directors of the Corporation for participation in Board and Committee meetings were nil  for the years ended December 31, 2023, 2022 and 2021, respectively.

The former Chief Financial Officer received salary compensation as an individual in the amount of $62,500 for the year ended December 31, 2023. We also made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $46,066 for the year ended December 31, 2023.

The former Corporate Legal Counsel received no salary compensation as an individual and received no deferred or incentive compensation. We made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $141,717, $496,450 and $435,289 for the years ended December 31, 2023, 2022 and 2021, respectively.

On April 17, 2023, we signed a short-term loan agreement with the company’s director, James G, Robinson. The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023 and $250,000 was received on July 3, 2023.  The Loan was paid off and settled in full on August 28, 2023. This Loan Agreement is re-issued as the “October 2, 2023 Loan Agreement” with the company’s director, James G, Robinson. The company received the first loan payment of $500,000 on October 11, 2023 and the second loan payment of $250,000 on October 31, 2023 per the agreement.  The principal of the original loan in the amount of $1,000,000 was converted into 1,000,000 shares of stock.

The above honorariums payment to directors and professional service fee paid to officers’ related party are part of the company’s G&A expense.